Other items from operating activities (Tables)	12 Months Ended
Dec. 31, 2021
Other items from operating activities
Schedule of other income and other expense

For the year ended December 31, (M$)	2021	2020	2019
Gains on disposal of assets	890	961	670
Foreign exchange gains	227	746	238
Other	195	530	255
OTHER INCOME	1,312	2,237	1,163

Losses on disposal of assets	(436)	(52)	(56)
Foreign exchange losses	(702)	(320)	(463)
Amortization of other intangible assets (excl. mineral interests)	(448)	(343)	(266)
Other	(731)	(791)	(407)
OTHER EXPENSE	(2,317)	(1,506)	(1,192)

Schedule of other financial income and expense

As of December 31, (M$)	2021	2020	2019
Dividend income on non-consolidated subsidiaries	203	160	178
Capitalized financial expenses	134	110	227
Other	425	644	387
OTHER FINANCIAL INCOME	762	914	792
Accretion of asset retirement obligations	(449)	(607)	(639)
Other	(90)	(83)	(125)
OTHER FINANCIAL EXPENSE	(539)	(690)	(764)

Schedule of other non-current assets and changes in the valuation allowance on loans and advances

As of December 31, 2021		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,364	(257)	2,107
Other non-current financial assets related to operational activities	312	–	312
Other	378	–	378
TOTAL	3,054	(257)	2,797

As of December 31, 2020		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,731	(273)	2,458
Other non-current financial assets related to operational activities	287	–	287
Other	65	–	65
TOTAL	3,083	(273)	2,810

As of December 31, 2019		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances (a)	2,248	(266)	1,982
Other non-current financial assets related to operational activities	332	–	332
Other	101	–	101
TOTAL	2,681	(266)	2,415
(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

				Currency
	Valuation			translation	Valuation
For the year ended December 31,	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2021	(273)	(6)	14	8	(257)
2020	(266)	(30)	15	8	(273)
2019	(303)	(7)	43	1	(266)